Operating Expenses, Depreciation and Amortization - Summary of Consolidated Operating Expense (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Administrative expenses	[1]	$ 1,076	$ 1,112	$ 1,130
Selling expenses		337	371	312
Distribution and logistics expenses		1,423	1,489	1,537
Operating expenses		$ 2,836	$ 2,972	$ 2,979

[1]	All significant R&D activities are executed by several internal areas as part of their daily activities. In 2020, 2019 and 2018, total combined expenses of these departments recognized within administrative expenses were $31, $38 and $39, respectively.